Inventory (Tables)	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Summary of the Components of Inventories

The components of inventories are as follows (in thousands):

	December 31,	December 31,
	2015	2014
Raw materials	$245	$191
Work in process	533	507
Finished goods	1,149	1,012
Total	1,927	1,710
Less: allowance for inventory excess and obsolescence	(90)	(193)
Inventory, net	$1,837	$1,517